Summary of Significant Accounting Policies - Prior Period Revisions (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses	$ 229	$ 242	$ 233	$ 243	$ 256	$ 261	$ 218	$ 194		$ 947	$ 929	$ 711
Decreased provision for income tax expense	$ (161)	$ (44)	$ (20)	$ (18)	$ 0	$ (16)	$ (20)	$ (91)		$ (243)	$ (127)	$ 122
Charge-off of Certain Bankrupt Accounts and Error in Calculation of Allowance of TDR Finance Receivables
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Provision for finance receivable losses									$ 8
Decreased provision for income tax expense									$ 3